UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-09141
Investment Company Act File Number

Eaton Vance Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

November 30
Date of Fiscal Year End

August 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Eaton Vance Municipal Income Trust	as of August 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 185.7%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 1.9%
$2,950	Maryland Energy Cogeneration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$2,949,971
2,000	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13	1,381,880

		$4,331,851

Education — 12.1%
$9,000	California Educational Facilities Authority, (Stanford University), 5.25%, 12/1/32(1)	$9,262,440
2,010	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	2,014,703
1,000	Massachusetts Development Finance Agency, (Boston University), 6.00%, 5/15/59	1,076,650
500	Massachusetts Development Finance Agency, (New England Conservatory of Music), 5.25%, 7/1/38	428,205
2,490	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	2,597,510
10,500	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39(1)	10,946,775
1,000	Rhode Island Health and Educational Building Corp., (University of Rhode Island), 6.25%, 9/15/34	1,046,310

		$27,372,593

Electric Utilities — 3.5%
$1,300	Brazos River Authority, TX, Pollution Control Revenue, (Texas Energy Co.), (AMT), 5.40%, 5/1/29	$550,901
4,865	Brazos River Authority, TX, Pollution Control Revenue, (Texas Energy Co.), (AMT), 8.25%, 5/1/33	2,547,022
2,310	Hawaii Department of Budget and Finance, (Hawaiian Electric Company), 6.50%, 7/1/39	2,422,589
2,935	Massachusetts Development Finance Agency, (Dominion Energy Brayton Point), (AMT), 5.00%, 2/1/36	2,496,805

		$8,017,317

General Obligations — 4.1%
$1,000	Bryan, TX, Independent School District, 4.50%, 2/15/31	$1,003,380
500	Burleson, TX, Independent School District, 5.00%, 8/1/38	513,740
1,525	California, (AMT), 5.05%, 12/1/36	1,309,807
4,000	Michigan Municipal Bond Authority, 9.50%, 8/20/10	4,001,920
2,340	Port Authority of Houston, TX, (Harris County), (AMT), 5.625%, 10/1/38(1)	2,347,313

		$9,176,160

Health Care-Miscellaneous — 1.7%
$1,865	New Jersey Health Care Facilities Financing Authority, (Community Hospital Group, Inc.), 5.75%, 10/1/31	$1,971,603
117	Osceola County, FL, Industrial Development Authority, Community Provider Pooled Loan, 7.75%, 7/1/17	113,112
200	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.50%, 10/1/37	166,722
333	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(2)	340,082
879	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.25%, 12/1/36(2)	900,565
333	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.75%, 12/1/36(2)	341,598

		$3,833,682

Hospital — 22.4%
$10,000	California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(1)	$9,990,000
7,500	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	6,561,900
3,000	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	2,605,110
430	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	347,281

Principal
Amount
(000’s omitted)	Security	Value
$1,610	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$1,154,934
1,200	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	973,092
740	Chautauqua County, NY, Industrial Development Agency, (Women’s Christian Association), 6.35%, 11/15/17	672,867
975	Chautauqua County, NY, Industrial Development Agency, (Women’s Christian Association), 6.40%, 11/15/29	754,767
3,280	Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	3,397,063
2,575	Louisiana Public Facilities Authority, (Tuoro Infirmary), 5.625%, 8/15/29	1,824,542
2,000	Martin County, MN, (Fairmont Community Hospital Association), 6.625%, 9/1/22	1,909,620
2,500	Mecosta County, MI, (Michigan General Hospital), 6.00%, 5/15/18	2,232,900
3,000	Monroe County, PA, Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	2,649,690
2,500	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36(1)	2,519,375
1,465	New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	1,228,051
2,930	New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,378,076
5,000	North Central, TX, Health Facility Development Corp., (Baylor Healthcare System), 5.125%, 5/15/29(3)	5,010,500
1,500	St. Paul, MN, Housing and Redevelopment Authority, (HealthPartners, Inc.), 5.25%, 5/15/36	1,288,950
1,390	Sullivan County, TN, Health, Educational and Facilities Board, (Wellmont Health System), 5.44% to 9/15/09 (Put Date), 9/1/32	928,075
1,000	Virginia Small Business Financing Authority, (Wellmont Health), 5.25%, 9/1/37	694,060
1,400	West Orange, FL, Health Care District, 5.80%, 2/1/31	1,296,582
500	Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare), 5.125%, 8/15/30	406,675

		$50,824,110

Housing — 14.8%
$1,630	California Housing Finance Agency, (AMT), 4.75%, 8/1/42	$1,196,241
2,050	California Housing Finance Agency, (AMT), 5.60%, 8/1/38	1,805,845
4,855	California Rural Home Mortgage Finance Authority, (AMT), 5.50%, 8/1/47	2,911,641
4,000	Charter Mac Equity Trust, TN, 6.00%, 4/30/19(2)	4,116,920
2,070	Colorado Housing and Finance Authority, (Birchwood Manor Project), (GNMA), (AMT), 5.50%, 9/20/36	2,087,429
1,425	Fairfax County, VA, Redevelopment and Housing Authority, (Cedar Ridge), (AMT), 4.85%, 10/1/48	1,268,222
1,595	Lake Creek, CO, Affordable Housing Corp., MFMR, 7.00%, 12/1/23	1,472,616
4,000	Muni Mae Tax-Exempt Bond, LLC, 7.50%, 6/30/49(2)	3,480,000
2,485	North Little Rock, AR, Residential Housing Facilities, (Parkstone Place), 6.50%, 8/1/21	2,250,416
2,805	Ohio Housing Finance Agency, (Residential Mortgage Backed Securities), (FNMA), (GNMA), (AMT), 4.75%, 3/1/37	2,490,391
3,265	Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	2,720,267
4,395	Pennsylvania Housing Finance Agency, (AMT), 4.70%, 10/1/37	3,848,877
3,300	Texas Student Housing Corp., (University of Northern Texas), 6.75%, 7/1/16	2,905,815
1,000	Virginia Housing Development Authority, (AMT), 5.875%, 7/1/35	1,031,220

		$33,585,900

Industrial Development Revenue — 27.8%
$1,680	ABIA Development Corp., TX, (Austin CargoPort Development), (AMT), 6.50%, 10/1/24	$1,305,797
3,085	Alabama Industrial Development Authority, Solid Waste Disposal, (Pine City Fiber Co.), (AMT), 6.45%, 12/1/23	1,662,846
4,600	Brazos River, TX, Harbor Navigation District, (Dow Chemical Co.), (AMT), 5.95%, 5/15/33	4,027,714
1,945	Broward County, FL, (Lynxs CargoPort), (AMT), 6.75%, 6/1/19	1,661,127
1,000	Butler County, AL, Industrial Development Authority, (International Paper Co.), (AMT), 7.00%, 9/1/32	1,005,430
3,000	California Pollution Control Financing Authority, (Browning-Ferris Industries, Inc.), (AMT), 6.875%, 11/1/27	3,001,410
1,300	California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.40%, 4/1/25	1,224,808
1,060	Capital Trust Agency, FL, (Fort Lauderdale Project), (AMT), 5.75%, 1/1/32	734,877
12,000	Cartersville, GA, Development Authority Sewer and Solid Waste Disposal Facility, (Anheuser-Busch Cos., Inc.), (AMT), 5.50%, 3/1/44	10,400,880

Principal
Amount
(000’s omitted)	Security	Value
$2,830	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.25%, 10/1/32	$1,642,362
3,305	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.75%, 10/1/32	2,055,875
1,000	Gulf Coast, TX, Waste Disposal Authority, (Valero Energy Corp.), 5.60%, 4/1/32	844,710
2,500	Gulf Coast, TX, Waste Disposal Authority, (Valero Energy Corp.), (AMT), 5.70%, 4/1/32	2,178,275
1,000	Houston, TX, Airport System, (Continental Airlines), (AMT), 6.75%, 7/1/29	855,050
1,000	Indiana Financing Authority, (Duke Energy Indiana, Inc.), 6.00%, 8/1/39	1,029,300
2,615	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	2,560,320
1,350	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(1)	1,321,807
5,000	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	4,029,600
8,140	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 7.75%, 8/1/31	6,964,014
3,500	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.50%, 8/1/28	3,250,940
4,630	Phoenix, AZ, Industrial Development Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	3,048,623
650	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.30%, 6/1/23	284,934
2,110	Savannah, GA, Economic Development Authority, (Intercat-Savannah), (AMT), 7.00%, 1/1/38	1,579,863
6,980	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	6,382,512

		$63,053,074

Insured-Electric Utilities — 2.2%
$1,600	Burke County, GA, Development Authority, (Georgia Power Co.), (NPFG), (AMT), 5.45%, 5/1/34	$1,504,336
3,820	California Pollution Control Financing Authority, (Pacific Gas and Electric Co.), (FGIC), (AMT), 4.75%, 12/1/23	3,420,619

		$4,924,955

Insured-Hospital — 14.7%
$2,500	Illinois Finance Authority, (Rush University Medical Center), (NPFG), 5.25%, 11/1/35	$2,293,850
3,250	Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (FSA), 5.25%, 5/15/41(1)	3,190,622
2,625	Iowa Finance Authority, (Iowa Health System), (AGC), 5.625%, 8/15/37	2,661,881
16,820	Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/25	4,848,870
19,165	Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/26	5,096,932
8,590	Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/27	2,106,783
2,500	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/47(1)	2,327,038
10,000	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series I, (AGC), 5.00%, 7/1/38(1)	10,156,400
750	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series V, (AGC), 5.00%, 7/1/38(1)	761,730

		$33,444,106

Insured-Housing — 0.5%
$1,100	Broward County, FL, Housing Finance Authority, MFMR, (Venice Homes Apartments), (FSA), (AMT), 5.70%, 1/1/32	$1,101,034

		$1,101,034

Insured-Lease Revenue/Certificates of Participation — 2.3%
$2,665	Hudson Yards, NY, Infrastructure Corp., (NPFG), 4.50%, 2/15/47	$2,270,234
3,000	San Diego County, CA, Water Authority, (FSA), 5.00%, 5/1/38(1)	3,024,990

		$5,295,224

Insured-Other Revenue — 3.5%
$4,210	Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	$667,790
10,325	New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/36	2,133,248
8,600	New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/37	1,665,304
3,100	New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	3,562,055

		$8,028,397

Insured-Special Tax Revenue — 10.8%
$50,000	Metropolitan Pier and Exposition Authority, IL, (FSA), (NPFG), 0.00%, 12/15/38	$8,952,500
34,950	Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/37	5,596,893

Principal
Amount
(000’s omitted)	Security	Value
$3,040	Miami-Dade County, FL, Special Obligation, (NPFG), 0.00%, 10/1/35	$535,405
5,000	Miami-Dade County, FL, Special Obligation, (NPFG), 0.00%, 10/1/38	668,450
5,610	Miami-Dade County, FL, Special Obligation, (NPFG), 0.00%, 10/1/40	641,784
3,775	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	3,296,028
14,850	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	816,304
8,695	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	990,882
17,245	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,840,904
10,850	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	1,081,311

		$24,420,461

Insured-Student Loan — 6.5%
$4,090	Maine Educational Authority, (AGC), 5.625%, 12/1/27	$4,171,105
1,000	Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	1,024,560
7,940	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	6,458,713
3,000	New Jersey Higher Education Assistance Authority, (AGC), 6.125%, 6/1/30	3,115,860

		$14,770,238

Insured-Transportation — 15.2%
$12,425	Alameda, CA, Corridor Transportation Authority, (NPFG), 0.00%, 10/1/33	$2,645,034
3,500	Chicago, IL, (O’Hare International Airport), (AMBAC), (AMT), 5.375%, 1/1/32	3,273,235
470	Chicago, IL, (O’Hare International Airport), (FSA), 4.50%, 1/1/38	421,346
5,500	Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 5.375%, 1/1/40	1,103,190
1,000	Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 5.625%, 1/1/32	200,590
2,100	Maryland Transportation Authority, (FSA), 5.00%, 7/1/41(1)	2,175,715
2,665	Massachusetts Turnpike Authority, Metropolitan Highway System, (NPFG), 5.00%, 1/1/37	2,509,790
3,770	Miami-Dade County, FL, Aviation Revenue, (Miami International Airport), (AGC), (CIFG), (AMT), 5.00%, 10/1/38	3,441,897
3,140	Miami-Dade County, FL, Aviation Revenue, (Miami International Airport), (FSA), (AMT), 5.25%, 10/1/41	2,955,180
15,000	North Carolina Turnpike Authority, (AGC), 0.00%, 1/1/34	3,089,400
9,820	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	10,208,528
2,500	San Jose, CA, Airport Revenue, (AMBAC), (BHAC), (FSA), (AMT), 5.00%, 3/1/37	2,361,000

		$34,384,905

Insured-Water and Sewer — 3.4%
$3,750	Austin, TX, Water and Wastewater, (BHAC), (FSA), 5.00%, 11/15/33(1)	$3,854,737
875	Emerald Coast, FL, Utility Authority Revenue, (FGIC), (NPFG), 4.75%, 1/1/31	834,304
3,250	Fernley, NV, Water and Sewer, (AGC), 5.00%, 2/1/38(1)	3,080,123

		$7,769,164

Lease Revenue/Certificates of Participation — 2.2%
$4,400	Mohave County, AZ, Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	$4,956,908

		$4,956,908

Nursing Home — 1.1%
$265	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.60%, 4/1/24	$234,599
2,735	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.75%, 4/1/34	2,260,067

		$2,494,666

Other Revenue — 14.0%
$58,690	Buckeye Tobacco Settlement Financing Authority, OH, 0.00%, 6/1/47	$1,697,315
1,955	Central Falls, RI, Detention Facility Revenue, 7.25%, 7/15/35	1,380,132
1,535	Main Street National Gas, Inc., GA, Gas Project Revenue, 5.50%, 9/15/27	1,441,426
7,600	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	5,854,584
2,350	Michigan Tobacco Settlement Finance Authority, 6.875%, 6/1/42	2,066,355
1,500	Mohegan Tribe Indians Gaming Authority, CT, (Public Improvements), 6.25%, 1/1/21(2)	1,198,170
2,300	Northern Tobacco Securitization Corp., AK, 0.00%, 6/1/46	79,764
160	Otero County, NM, Jail Project Revenue, 5.50%, 4/1/13	155,712
360	Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	310,666

Principal
Amount
(000’s omitted)	Security	Value
$100	Otero County, NM, Jail Project Revenue, 6.00%, 4/1/23	$80,177
110	Otero County, NM, Jail Project Revenue, 6.00%, 4/1/28	83,400
9,000	Salt Verde, AZ, Financial Corp., Senior Gas Revenue, 5.00%, 12/1/37	7,546,680
4,000	Seminole Tribe, FL, Special Obligation Revenue, 5.25%, 10/1/27(2)	3,457,560
1,365	Seminole Tribe, FL, Special Obligation Revenue, 5.50%, 10/1/24(2)	1,233,605
1,000	Tennessee Energy Acquisition Corp., Gas Revenue, 5.00%, 2/1/22	949,350
6,905	Tobacco Settlement Financing Corp., VA, 0.00%, 6/1/47	252,447
4,180	Tobacco Settlement Financing Corp., VA, 5.00%, 6/1/47	2,926,752
1,415	White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(2)	911,614
175	Willacy County, TX, Local Government Corp., 6.00%, 9/1/10	173,348

		$31,799,057

Senior Living/Life Care — 2.6%
$3,210	Cliff House Trust, PA, (AMT), 6.625%, 6/1/27(4)	$1,741,489
3,240	Logan County, CO, Industrial Development, (TLC Care Choices, Inc.), 6.875%, 12/1/23(4)	2,267,870
2,990	Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.75%, 11/15/42	1,858,435

		$5,867,794

Special Tax Revenue — 5.2%
$3,280	Bell Mountain Ranch, CO, Metropolitan District, 6.625%, 11/15/25	$3,102,322
80	Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/21	78,198
500	Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/31	426,840
720	Denver, CO, Urban Renewal Authority, 8.00%, 12/1/24	414,900
215	Dupree Lakes, FL, Community Development District, 5.00%, 11/1/10	163,772
205	Dupree Lakes, FL, Community Development District, 5.00%, 5/1/12	137,502
350	Dupree Lakes, FL, Community Development District, 5.375%, 5/1/37	220,955
305	Heritage Harbor South, FL, Community Development District, (Capital Improvements), 6.20%, 5/1/35	277,245
220	Heritage Springs, FL, Community Development District, 5.25%, 5/1/26	181,790
190	Longleaf, FL, Community Development District, 6.20%, 5/1/09(5)	94,886
340	New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13	149,365
140	New River, FL, Community Development District, (Capital Improvements), 5.35%, 5/1/38	60,437
330	North Springs, FL, Improvement District, (Heron Bay), 5.20%, 5/1/27	201,993
560	North Springs, FL, Improvement District, (Heron Bay), 7.00%, 5/1/19	560,011
970	River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	534,043
470	Southern Hills, FL, Plantation I Community Development District, 5.80%, 5/1/35	270,419
600	Sterling Hill, FL, Community Development District, 6.20%, 5/1/35	526,686
700	University Square, FL, Community Development District, 6.75%, 5/1/20	693,896
1,780	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,817,149
670	Waterlefe, FL, Community Development District, 6.95%, 5/1/31	649,887
175	West Palm Beach, FL, Community Redevelopment Agency, (Northwood Pleasant Community), 5.00%, 3/1/29	164,414
1,270	West Palm Beach, FL, Community Redevelopment Agency, (Northwood Pleasant Community), 5.00%, 3/1/35	1,132,802

		$11,859,512

Transportation — 12.0%
$1,500	Augusta, GA, (AMT), 5.35%, 1/1/28	$1,137,960
915	Branson, MO, Regional Airport Transportation Development District, (Branson Airport LLC), (AMT), 6.00%, 7/1/25	653,896
2,670	Branson, MO, Regional Airport Transportation Development District, (Branson Airport LLC), (AMT), 6.00%, 7/1/37	1,746,127
1,000	Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.375%, 5/15/33	992,630
4,000	Miami-Dade County, FL, Aviation Revenue, 5.50%, 10/1/36	4,086,760
1,515	North Texas Tollway Authority Revenue, 5.75%, 1/1/38	1,496,077
7,290	Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	7,681,619
9,300	Triborough Bridge & Tunnel Authority, NY, 5.00%, 11/15/37(1)	9,470,236

		$27,265,305

Principal
Amount
(000’s omitted)	Security	Value
Water and Sewer — 1.2%
$3,405	Massachusetts Water Resources Authority, 4.00%, 8/1/46(3)	$2,790,704

		$2,790,704

Total Tax-Exempt Investments — 185.7% (identified cost $459,652,999)		$421,367,117

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (53.0)%		$(120,158,258)

Other Assets, Less Liabilities — (32.7)%		$(74,291,979)

Net Assets Applicable to Common Shares — 100.0%		$226,916,880

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.
AMBAC	-	AMBAC Financial Group, Inc.
AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	-	Berkshire Hathaway Assurance Corp.
CIFG	-	CIFG Assurance North America, Inc.
FGIC	-	Financial Guaranty Insurance Company
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance, Inc.
GNMA	-	Government National Mortgage Association
MFMR	-	Multi-Family Mortgage Revenue
NPFG	-	National Public Finance Guaranty Corp.

At August 31, 2009, the concentration of the Trust’s investments in the various states, determined as a percentage of total investments, is as follows:

		New York	12.6%
		California	12.4%
		Others, representing less than 10% individually	75.0%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2009, 31.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 13.5% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.
(2)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2009, the aggregate value of these securities is $15,980,114 or 7.0% of the Trust’s net assets applicable to common shares.
(3)		Security (or a portion thereof) has been pledged as collateral for open swap contracts or inverse floating-rate security transactions.
(4)		Security is in default and is making only partial interest payments.
(5)		Defaulted matured bond.

A summary of financial instruments outstanding at August 31, 2009 is as follows:

Interest Rate Swaps

		Annual	Floating
	Notional	Fixed Rate	Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	Depreciation
JPMorgan Chase Co.	$6,712,500	4.743%	3-month USD- LIBOR-BBA	September 14, 2009/ September 14, 2039	$(759,671)

$(759,671)

The effective date represents the date on which the Trust and the counterparty to the interest rate swap contract begin interest payment accruals.

At August 31, 2009, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Trust holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Trust may enter into interest rate swap contracts.

At August 31, 2009, the aggregate fair value of derivative instruments (not accounted for as hedging instruments under Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 133) in a liability position and whose primary underlying risk exposure is interest rate risk was $759,671.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$383,566,151

Gross unrealized appreciation	$13,712,152
Gross unrealized depreciation	(52,846,186)

Net unrealized depreciation	$(39,134,034)

FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2009, the inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Tax-Exempt Investments	$—	$421,367,117	$—	$421,367,117

Total Investments	$—	$421,367,117	$—	$421,367,117

Liability Description
Interest Rate Swaps	$—	$(759,671)	$—	$(759,671)

Total	$—	$(759,671)	$—	$(759,671)

The Trust held no investments or other financial instruments as of November 30, 2008 whose fair value was determined using Level 3 inputs.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Income Trust

By:	/s/ Robert B. MacIntosh

Robert B. MacIntosh
President

Date:	October 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh

Robert B. MacIntosh
President

Date:	October 15, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	October 15, 2009